Pensions and Other Postretirement Benefits (Expected Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2024	$ 1,051
2025	1,049
2026	1,039
2027	1,030
2028	1,018
Years 2029 to 2033	4,900
Other postretirement benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2024	12
2025	11
2026	11
2027	10
2028	10
Years 2029 to 2033	$ 44